Convertible Debt and Warrant Liability (Details 1) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Convertible Notes fair value	$ 1,809	$ 10,911
Convertible Notes, contractual principal outstanding	1,353	10,000
Fair value less unpaid principal balance	$ 456	$ 911